Shareholder Fees	Mar. 30, 2026
Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]
Institutional Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]

[1]	Contingent Deferred Sales Charge applies only when a shareholder purchase in the Fund totals $1 million or more, and shares are redeemed within one year from the date of purchase.